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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466


                            Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Fund
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                           Value

            COMMON STOCKS - 99.9 %
            Energy - 6.9 %
            Integrated Oil & Gas - 4.8 %
2,584,691   Chevron Corp.                                      $241,875,384
1,633,850   Exxon Mobil Corp.                                   151,229,156
                                                               $393,104,540
            Oil & Gas Equipment And Services - 0.8 %
 944,400    Weatherford International, Inc. * (b)              $63,444,792
            Oil & Gas Exploration & Production - 1.3 %
1,125,502   Apache Corp.                                       $101,362,710
            Total Energy                                       $557,912,042
            Materials - 5.7 %
            Aluminum - 1.4 %
2,806,824   Alcoa, Inc.                                        $109,802,955
            Diversified Chemical - 1.0 %
1,000,000   Dow Chemical Co. (b)                               $43,060,000
 842,774    E.I. du Pont de Nemours and Co.                     41,767,879
                                                               $84,827,879
            Diversified Metals & Mining - 1.9 %
1,800,000   Rio Tinto Plc                                      $155,651,955
            Industrial Gases - 0.9 %
 507,700    Air Products & Chemicals, Inc.                     $49,632,752
 300,000    Praxair, Inc.                                       25,128,000
                                                               $74,760,752
            Specialty Chemicals - 0.5 %
 787,300    Ecolab, Inc.                                       $37,160,560
            Total Materials                                    $462,204,101
            Capital Goods - 11.6 %
            Aerospace & Defense - 3.0 %
1,254,200   General Dynamics Corp.                             $105,942,274
1,669,200   United Technologies Corp.                           134,337,216
                                                               $240,279,490
            Construction & Farm Machinery & Heavy Trucks - 5.6 %
1,367,500   Caterpillar, Inc.                                  $107,253,025
1,183,200   Deere & Co.                                         175,610,544
1,997,500   PACCAR, Inc.                                        170,286,875
                                                               $453,150,444
            Electrical Component & Equipment - 1.2 %
1,120,600   Emerson Electric Co.                               $59,638,332
 554,100    Rockwell International Corp.                        38,515,491
                                                               $98,153,823
            Industrial Conglomerates - 1.5 %
 665,200    3M Co.                                             $62,249,416
1,532,300   General Electric Co.                                63,437,220
                                                               $125,686,636
            Industrial Machinery - 0.3 %
 253,300    Parker Hannifin Corp.                              $28,326,539
            Total Capital Goods                                $945,596,932
            Transportation - 3.8 %
            Airlines - 1.1 %
1,736,200   Delta Air Lines, Inc. *                            $31,164,790
4,038,600   Southwest Airlines Co.                              59,771,280
                                                               $90,936,070
            Railroads - 2.7 %
 766,500    Burlington Northern, Inc.                          $62,216,805
3,043,600   Norfolk Southern Corp.                              157,993,276
                                                               $220,210,081
            Total Transportation                               $311,146,151
            Automobiles & Components - 2.6 %
            Auto Parts & Equipment - 1.9 %
1,286,000   Johnson Controls, Inc.                             $151,889,460
            Automobile Manufacturers - 0.7 %
6,953,191   Ford Motor Corp. * (b)                             $59,032,592
            Total Automobiles & Components                     $210,922,052
            Consumer Durables & Apparel - 0.2 %
            Apparel, Accessories & Luxury Goods - 0.2 %
 503,800    Liz Claiborne, Inc. (b)                            $17,295,454
            Total Consumer Durables & Apparel                  $17,295,454
            Media - 4.9 %
            Movies & Entertainment - 0.5 %
1,079,200   The Walt Disney Co.                                $37,113,688
            Publishing - 4.4 %
 948,000    Gannett Co.                                        $41,427,600
3,494,400   John Wiley & Sons, Inc.                             157,003,392
3,121,800   McGraw-Hill Co., Inc.                               158,930,838
                                                               $357,361,830
            Total Media                                        $394,475,518
            Retailing - 4.7 %
            Department Stores - 1.7 %
1,014,200   J.C. Penney Co., Inc.                              $64,269,854
1,580,100   Nordstrom, Inc. (b)                                 74,090,889
                                                               $138,360,743
            General Merchandise Stores - 1.8 %
2,284,700   Target Corp.                                       $145,238,379
            Home Improvement Retail - 0.7 %
2,015,200   Lowe's Companies, Inc.                             $56,465,904
            Specialty Stores - 0.5 %
 600,300    Barnes & Noble, Inc.                               $21,166,578
1,100,000   Staples, Inc.                                       23,639,000
                                                               $44,805,578
            Total Retailing                                    $384,870,604
            Food & Drug Retailing - 3.0 %
            Drug Retail - 2.2 %
1,213,800   CVS Corp.                                          $48,102,894
2,854,500   Walgreen Co.                                        134,846,580
                                                               $182,949,474
            Food Distributors - 0.8 %
1,732,400   Sysco Corp.                                        $61,656,116
            Total Food & Drug Retailing                        $244,605,590
            Food Beverage & Tobacco - 7.4 %
            Packaged Foods & Meats - 5.2 %
1,716,000   Campbell Soup Co.                                  $63,492,000
 910,600    General Mills, Inc.                                 52,823,906
1,506,750   H.J. Heinz Co., Inc.                                69,611,850
1,525,000   Hershey Foods Corp.                                 70,775,250
 676,500    Kellogg Co.                                         37,884,000
2,500,000   Kraft Foods, Inc.                                   86,275,000
2,558,900   Sara Lee Corp.                                      42,708,041
                                                               $423,570,047
            Soft Drinks - 2.2 %
1,000,000   Coca-Cola Co.                                      $57,470,000
1,648,890   PepsiCo, Inc.                                       120,797,681
                                                               $178,267,681
            Total Food Beverage & Tobacco                      $601,837,728
            Household & Personal Products - 1.8 %
            Household Products - 1.5 %
 303,300    Clorox Co. (b)                                     $18,498,267
1,434,200   Colgate-Palmolive Co.                               102,287,144
                                                               $120,785,411
            Personal Products - 0.3 %
 581,300    Estee Lauder Co. (b)                               $24,681,998
            Total Household & Personal Products                $145,467,409
            Health Care Equipment & Services - 4.8 %
            Health Care Equipment - 4.8 %
1,540,300   Becton, Dickinson & Co.                            $126,381,615
 952,600    C. R. Bard, Inc.                                    84,009,794
1,073,100   Medtronic, Inc.                                     60,533,571
1,512,100   St. Jude Medical, Inc. *                            66,638,247
 600,000    Zimmer Holdings, Inc. *                             48,594,000
                                                               $386,157,227
            Total Health Care Equipment & Services             $386,157,227
            Pharmaceuticals & Biotechnology - 7.3 %
            Pharmaceuticals - 7.3 %
1,599,700   Abbott Laboratories                                $85,775,914
1,103,000   Barr Pharmaceuticals, Inc. *                        62,771,730
1,099,300   Eli Lilly & Co.                                     62,583,149
 975,403    Merck & Co., Inc.                                   50,418,581
 600,000    Novartis AG (A.D.R.)                                32,976,000
3,000,000   Pfizer, Inc.                                        73,290,000
 389,800    Roche Holdings AG                                   70,735,649
3,792,800   Schering-Plough Corp. (b)                           119,966,264
 750,000    Teva Pharmaceutical Industries, Ltd. (b)            33,352,500
                                                               $591,869,787
            Total Pharmaceuticals & Biotechnology              $591,869,787
            Banks - 6.2 %
            Diversified Banks - 2.7 %
 451,239    Banco Bilbao Vizcaya - SP (A.D.R.)  (b)            $10,504,844
2,480,307   U.S. Bancorp                                        80,684,387
 838,828    Wachovia Corp.                                      42,067,224
2,455,400   Wells Fargo  & Co.                                  87,461,348
                                                               $220,717,803
            Regional Banks - 2.6 %
 915,700    First Horizon National Corp. (b)                   $24,412,562
2,664,648   National City Corp.                                 66,856,018
1,155,300   SunTrust Banks, Inc.                                87,421,551
 439,500    Zions Bancorporation                                30,180,465
                                                               $208,870,596
            Thrifts & Mortgage Finance - 0.9 %
2,068,460   Washington Mutual, Inc.                            $73,037,323
            Total Banks                                        $502,625,722
            Diversified Financials - 4.6 %
            Asset Management & Custody Banks - 2.2 %
 932,500    Federated Investors, Inc.                          $37,020,250
1,613,600   State Street Corp.                                  109,982,976
 566,128    T. Rowe Price Associates, Inc.                      31,527,668
                                                               $178,530,894
            Consumer Finance - 0.7 %
 920,000    American Express Co.                               $54,620,400
            Investment Banking & Brokerage - 0.9 %
 968,700    Merrill Lynch & Co., Inc.                          $69,048,936
            Diversified Financial Services - 0.8 %
1,366,876   Bank of America Corp.                              $68,712,856
            Total Diversified Financials                       $370,913,086
            Insurance - 3.9 %
            Life & Health Insurance - 1.0 %
1,100,900   MetLife, Inc.                                      $76,765,757
            Multi-Line Insurance - 0.8 %
 701,100    Hartford Financial Services Group, Inc.            $64,886,805
            Property & Casualty Insurance - 2.1 %
2,348,400   Chubb Corp.                                        $125,968,176
 760,900    Safeco Corp.                                        46,582,298
                                                               $172,550,474
            Total Insurance                                    $314,203,036
            Software & Services - 3.2 %
            Application Software - 0.6 %
1,240,400   Adobe Systems, Inc. *                              $54,155,864
            Data Processing & Outsourced Services - 1.6 %
1,159,200   Automatic Data Processing, Inc.                    $53,242,056
 552,800    DST Systems, Inc. * (b)                             47,435,768
 551,250    Fiserv, Inc. *                                      28,036,575
                                                               $128,714,399
            Systems Software - 1.0 %
2,686,400   Microsoft Corp.                                    $79,141,344
            Total Software & Services                          $262,011,607
            Technology Hardware & Equipment - 8.7 %
            Communications Equipment - 3.9 %
1,850,000   Cisco Systems, Inc. *                              $61,253,500
1,000,000   Corning, Inc. *                                     24,650,000
4,358,561   Motorola, Inc.                                      80,764,135
3,978,600   Nokia Corp. (A.D.R.) (b)                            150,908,298
                                                               $317,575,933
            Computer Hardware - 3.2 %
2,297,400   Dell, Inc. *                                       $63,408,240
2,726,211   Hewlett-Packard Co.                                 135,738,046
11,058,400  Sun Microsystems, Inc. *                            62,037,624
                                                               $261,183,910
            Computer Storage & Peripherals - 0.3 %
1,320,500   EMC Corp. *                                        $27,466,400
   2,400    Seagate Technology (In Escrow)                              -
                                                               $27,466,400
            Office Electronics - 1.3 %
1,865,850   Canon, Inc.  (A.D.R.)                              $101,296,996
            Total Technology Hardware & Equipment              $707,523,239
            Semiconductors - 3.2 %
            Semiconductor Equipment - 0.6 %
2,296,500   Applied Materials, Inc.                            $47,537,550
            Semiconductors - 2.6 %
3,711,300   Intel Corp. (b)                                    $95,974,218
3,253,500   Texas Instruments, Inc.                             119,045,565
                                                               $215,019,783
            Total Semiconductors                               $262,557,333
            Telecommunication Services - 4.5 %
            Integrated Telecom Services - 4.1 %
6,416,567   AT&T Corp.                                         $271,484,950
1,026,306   Verizon Communications, Inc.                        45,444,830
1,029,109   Windstream Corp.                                    14,531,019
                                                               $331,460,799
            Wireless Telecommunication Services - 0.4 %
 511,748    Alltel Corp.                                       $35,658,601
            Total Telecommunication Services                   $367,119,400
            Utilities - 0.9 %
            Electric Utilities - 0.5 %
1,112,400   Southern Co.                                       $40,357,872
            Multi-Utilities - 0.4 %
 754,100    Consolidated Edison, Inc.                          $34,914,830
            Total Utilities                                    $75,272,702
            (Cost  $4,167,094,005)                             $8,116,586,720
            TEMPORARY CASH INVESTMENTS - 4.0 %
            Security Lending Collateral - 4.0 %
323,654,343 Securities Lending Investment Fund, 5.24%          $323,654,343
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $323,654,343)                               $323,654,343
            TOTAL INVESTMENT IN SECURITIES - 103.9%
            (Cost  $4,490,748,348)                             $8,440,241,063
            OTHER ASSETS AND LIABILITIES - (3.9)%              $(314,242,836)
            TOTAL NET ASSETS - 100.0%                          $8,125,998,227

      *     Non-income producing security

      + Investment held by the Fund representing 5% or more of voting stock of such company

    (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,500,453,922 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost          $3,976,143,683

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value           (36,356,542)

            Net unrealized gain                                $3,939,787,141

    (b)     At September 30, 2007, the following securities were out on loan:

 Shares                          Security                       Market Value
272,970     Clorox Co.                                         $16,648,440
346,700     DST Systems, Inc. *                                 29,750,327
452,000     Dow Chemical Co.                                    19,463,120
824,130     First Horizon National Corp.                        21,971,306
6,257,572   Ford Motor Corp. *                                  53,126,787
443,000     Intel Corp.                                         11,445,980
 97,900     Estee Lauder Co.                                     4,156,834
346,900     Liz Claiborne, Inc.                                 11,909,077
700,000     Nokia Corp. (A.D.R.)                                26,551,000
1,002,600   Nordstrom, Inc.                                     47,011,914
365,300     Schering-Plough Corp.                               11,554,439
675,000     Teva Pharmaceutical Industries, Ltd.                30,017,250
406,100     Banco Bilbao Vizcaya - SP (A.D.R.) *                 7,364,008
715,500     Weatherford International, Inc. *                   48,067,290
            Total                                              $339,037,772


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.